Finance receivables (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance receivables
Minimum payments receivable	$ 3,250,668
Unearned income	181,672
Net investment	3,432,340
Allowance for credit losses	0
Finance receivables, net	$ 3,432,340	$ 8,095,354	$ 7,431,656